Inventory	12 Months Ended
Dec. 31, 2015
Inventory [Abstract]
Inventory

Note 3—Inventory

Inventory consists of Power Oxidizer parts used interchangeably as raw materials and as spare parts for the EC250 units installed to date and the KG2 and EC 250 units on order. Inventory totaled $747,000 and $53,000 as of December 31, 2015 and December 31, 2014, respectively. The Company had no inventory reserve during 2015 or 2014.